EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		82,937,184	82,009,366
Denominator used for basic earnings per share		82,937,184	82,009,366
Earnings per share-basic		$ 0.29	$ 2.08
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		82,937,184	82,009,366
Employee stock options	[1]	8,516,655		6,816,422
Denominator used for diluted earnings per share		88,487,723	94,343,242
Earnings per share-diluted		$ 0.27	$ 1.84
Common Class A [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic		$ 16,731	$ 178,214
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		58,600,534	57,826,485
Denominator used for basic earnings per share		58,600,534	57,826,485
Earnings per share-basic		$ 0.29	$ 3.08
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted		$ 16,649	$ 177,993
Dilutive effect of interest expense of Convertible bonds			11,032
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares		$ 7,030	75,224
Net income attributable to ordinary shareholders		$ 23,679	$ 264,249
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		58,600,534	57,826,485
Conversion of Class B to Class A ordinary shares		24,336,650	24,336,650
Employee stock options		5,478,715	6,106,284
Convertible senior notes		71,824	3,939,200
Denominator used for diluted earnings per share		88,487,723	92,208,619
Earnings per share-diluted		$ 0.27	$ 2.87
Common Class B [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic		$ 6,948	$ 75,003
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		24,336,650	24,336,650
Denominator used for basic earnings per share		24,336,650	24,336,650
Earnings per share-basic		$ 0.29	$ 3.08
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted		$ 7,030	$ 75,224
Dilutive effect of interest expense of Convertible bonds
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares
Net income attributable to ordinary shareholders		$ 7,030	$ 75,224
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share		24,336,650	24,336,650
Conversion of Class B to Class A ordinary shares
Employee stock options		1,912,500	1,912,500
Convertible senior notes
Denominator used for diluted earnings per share		26,249,150	26,249,150
Earnings per share-diluted		$ 0.27	$ 2.87

[1]	Included both class A and class B ordinary shares.